INVENTORIES	12 Months Ended
Dec. 31, 2021
INVENTORIES

8. INVENTORIES

	2021	2020
	$	$
Ore stockpiles (1)	587	453
Concentrate inventory (1)	250	4
Materials and supplies (2)	1,250	1,918
	2,087	2,375

(1)	Change in inventories recorded in cost of sales (Note 20.a) excludes currency translation adjustment of $43 for the year ended December 31, 2021.

(2)	On December 31, 2021, materials and supplies inventories were written down to net realisable value to align with current mining plans (Note 2). An amount of $759 was recorded in cost of sales.